Stock-Based Compensation Stock-Based Compensation - Summary of Stock Option Activity (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercise price (in dollars per share)	$ 20.70
Grant date fair value per option (in dollars per share)	$ 1.66
Expected dividend yield	3.78%
Expected volatility	15.01%
Risk-free interest rate	2.00%
Expected option term	4 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share grants outstanding, beginning (in shares)	0	0
Shares granted (in shares)	1,450,880	0
Shares canceled (in shares)	(500,970)	0
Share grants outstanding, ending (in shares)	949,910	0
Unrecognized compensation expense	$ 1